INCOME TAX - Reconciliation of Statutory Tax Rate to Effective Tax Rate (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)
Statutory Dutch income tax rate reconciled to the company's effective income tax rate
Expected expense at Dutch statutory income tax rate of 25%	$ 196.0	₽ 13,616	₽ 3,396	₽ 2,776
Effect of:
Tax on inter-company dividends	11.5	802	872	449
Non-deductible share-based compensation	23.6	1,638	1,048	848
Other expenses not deductible for tax purposes	10.4	721	612	374
Accrual/(reversal) of unrecognized tax benefit	(1.5)	(102)	227	944
Effect of deconsolidation of Yandex Market	(101.6)	(7,061)
Difference in foreign tax rates	(27.7)	(1,932)	(1,331)	(1,460)
Change in valuation allowance	12.2	850	332	145
Other	1.0	71	(230)	248
Income tax expense	$ 123.9	₽ 8,603	₽ 4,926	₽ 4,324